Debt Instruments - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets	$ 1,407,320	$ 1,361,558
Debt instruments.
Financial assets
Financial assets	355,333	317,124
Financial assets at fair value through profit or loss category | Debt instruments.
Financial assets
Financial assets	110,613	110,222
Financial assets at fair value through other comprehensive income category | Debt instruments.
Financial assets
Financial assets	233,463	154,483
Financial assets at amortized cost category | Debt instruments.
Financial assets
Financial assets	$ 11,257	$ 52,419